ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Term Of Franchise And Management Agreements	8 years
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Term Of Franchise And Management Agreements	10 years
Leased Hotels [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number Of Hotels	616	611
Leased Hotels [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Lease Rent Holiday Period	2 months
Rent escalation as a percentage	3.00%
Period Before Rent Escalation	3 years
Leased Hotels [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Lease Rent Holiday Period	6 months
Rent escalation as a percentage	5.00%
Period Before Rent Escalation	5 years
Manachised Hotels [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number Of Hotels	2,067	1,376
Franchise Hotels [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number Of Hotels	80	8